OTHER INTANGIBLE ASSETS (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	$ 2,758,318	$ 2,382,427	$ 2,040,158
Capitalizations / Acquisitions / Purchases	681,732	654,850	682,696
Amortization	(361,925)	(277,288)	(262,880)
Withdrawals	(15,873)	(9,213)	(12,502)
Transfer from concessions	27,738
Reclasification MFG operation	(93,650)
Discontinued operations	(19,148)	(12,562)	(14,846)
Arrangement of entities			(14,792)
Effect of movements in exchange rates	(23,025)	20,104	(35,407)
Ending Balance	2,954,167	2,758,318	2,382,427
Internally Generated - Developing
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,145,614	1,201,443	789,686
Capitalizations / Acquisitions / Purchases	601,350	609,682	629,807
Transfers	(831,840)	(665,019)	(191,381)
Withdrawals	(7,021)	(1,494)	(11,244)
Reclasification MFG operation	(3,432)
Arrangement of entities			(14,333)
Effect of movements in exchange rates	(1,321)	1,002	(1,092)
Ending Balance	903,350	1,145,614	1,201,443
Internally Generated - In Use
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	800,707	485,376	463,960
Capitalizations / Acquisitions / Purchases	5,039
Amortization	(174,754)	(112,936)	(89,949)
Transfers	608,886	431,499	111,365
Withdrawals	(8,694)	(3,232)
Ending Balance	1,231,184	800,707	485,376
Separate acquisition
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	811,997	695,608	786,512
Capitalizations / Acquisitions / Purchases	75,343	45,168	52,889
Amortization	(187,171)	(164,352)	(172,931)
Transfers	222,954	233,520	80,016
Withdrawals	(158)	(4,487)	(1,258)
Transfer from concessions	27,738
Reclasification MFG operation	(90,218)
Discontinued operations	(19,148)	(12,562)	(14,846)
Arrangement of entities			(459)
Effect of movements in exchange rates	(21,704)	19,102	(34,315)
Ending Balance	$ 819,633	$ 811,997	$ 695,608